Related Party Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Debt
Schedule of company's related party debt

The Company’s related party debt consisted of (in thousands):

	For the years ended December 31,
	2025	2024
Related Party Debt, current:
Endurance Loan	$—	$222
Motherlode Promissory Note	196	185
Network Service Agreements	804	288
Related Party Debt, current	$1,000	$695

Related Party Debt, net of current
Endurance Loan	—	741
Motherlode Promissory Note	$490	$683
Network Service Agreements	506	1,051
Endurance Business Loan	—	250
Related Party Debt, net of current	$996	$2,725

Schedule of future minimum principal payments on all related party debt, excluding accrued interest amounts

As of December, 31, 2025 future minimum principal payments on all related party debt, excluding accrued interest amounts, were as follows (in thousands):

Future Minimum
Years ending December 31:	Principal Payments
2026	$535
2027	552
2028	565
2029	294
2030	50
Total future payments	$1,996

Related party
Related Party Debt
Schedule of company's related party debt

The Company’s related party debt consisted of (in thousands):

	March 31, 2026	December 31, 2025
Related Party Debt, current:
Network Service Agreements, current	$778	$804
Network Service Agreements, net of current	446	506
Related Party Debt total	$1,224	$1,310

Schedule of future minimum principal payments on all related party debt, excluding accrued interest amounts

As of March 31, 2026 the future minimum principal payments on all related party debt, excluding accrued interest amounts, were as follows (in thousands):

Future Minimum Principal
Years ending December 31:	Payments

2026 (remainder)	$256
2027	341
2028	341
2029	242
2030	44
Total future payments	$1,224